Insurance Contracts_The Changes In Reinsurance Assets Included In Other Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	₩ 695,753	₩ 782,985
Net increase (decrease)	44,898	(87,232)
Ending	740,651	695,753
Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	697,669	783,614
Net increase (decrease)	44,935	(85,945)
Ending	742,604	697,669
Allowance for impairment
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,916	629
Net increase (decrease)	37	1,287
Ending	1,953	1,916
Non-life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	690,909	776,969
Net increase (decrease)	46,241	(86,060)
Ending	737,150	690,909
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	360,997	480,760
Net increase (decrease)	68	(119,763)
Ending	361,065	360,997
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	171,240	178,586
Net increase (decrease)	37,580	(7,346)
Ending	208,820	171,240
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	18,057	13,320
Net increase (decrease)	(1,502)	4,737
Ending	16,555	18,057
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	30,864	14,986
Net increase (decrease)	(10,912)	15,878
Ending	19,952	30,864
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	109,751	89,317
Net increase (decrease)	21,007	20,434
Ending	130,758	109,751
Life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	2,360	1,900
Net increase (decrease)	(313)	460
Ending	2,047	2,360
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,912	1,410
Net increase (decrease)	(273)	502
Ending	1,639	1,912
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	448	490
Net increase (decrease)	(40)	(42)
Ending	408	448
Others | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	4,400	4,745
Net increase (decrease)	(993)	(345)
Ending	3,408	4,400
Others | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	3,417	3,670
Net increase (decrease)	(854)	(253)
Ending	2,563	3,417
Others | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	983	1,075
Net increase (decrease)	(139)	(92)
Ending	₩ 845	₩ 983